Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of derivative instruments
Notional amount	50,521.5	49,996.7
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	0 years 8 months 0 days
Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	50,439.1	49,908.1
Positive replacement value (PRV)	833.2	925.2
Negative replacement value (NRV)	842.6	933.8
Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	43,048.4	42,366.9
Positive replacement value (PRV)	700.9	728.8
Negative replacement value (NRV)	695.4	720.8
Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,055.9	7,210.5
Positive replacement value (PRV)	2.6	4.5
Negative replacement value (NRV)	2.5	4.2
Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	29,155.2	28,754.5
Positive replacement value (PRV)	635.6	658.0
Negative replacement value (NRV)	630.1	650.0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,739.9	2,902.5
Positive replacement value (PRV)	62.4	65.9
Negative replacement value (NRV)	62.6	66.3
Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,145.4	2,537.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	952.0	962.3
Positive replacement value (PRV)	0.3	0.4
Negative replacement value (NRV)	0.2	0.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,473.5	4,224.0
Positive replacement value (PRV)	63.5	76.1
Negative replacement value (NRV)	78.6	94.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,133.4	2,133.0
Positive replacement value (PRV)	21.6	29.7
Negative replacement value (NRV)	21.3	30.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,336.3	1,230.0
Positive replacement value (PRV)	32.2	34.1
Negative replacement value (NRV)	46.6	51.3
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	985.3	831.7
Positive replacement value (PRV)	9.7	12.3
Negative replacement value (NRV)	10.7	12.7
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	14.9	25.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	3.6	3.7
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	62.3	51.1
Positive replacement value (PRV)	1.5	2.3
Negative replacement value (NRV)	1.8	2.4
Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	29.1	16.3
Positive replacement value (PRV)	0.9	1.4
Negative replacement value (NRV)	1.2	1.4
Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	32.3	34.7
Positive replacement value (PRV)	0.6	0.9
Negative replacement value (NRV)	0.6	1.0
Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.9	0.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	844.0	880.8
Positive replacement value (PRV)	30.3	39.4
Negative replacement value (NRV)	31.0	41.8
Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	5.5	4.1
Positive replacement value (PRV)	0.6	0.9
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	211.0	211.4
Positive replacement value (PRV)	4.6	5.8
Negative replacement value (NRV)	5.8	5.7
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	214.9	241.5
Positive replacement value (PRV)	11.4	14.5
Negative replacement value (NRV)	11.1	14.9
Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	74.4	57.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	338.2	366.0
Positive replacement value (PRV)	13.7	18.2
Negative replacement value (NRV)	14.1	21.2
Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,694.4	2,042.7
Positive replacement value (PRV)	30.6	63.3
Negative replacement value (NRV)	29.8	60.0
Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	316.5	342.6
Positive replacement value (PRV)	6.4	15.3
Negative replacement value (NRV)	6.0	14.1
Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	2.2	8.7
Positive replacement value (PRV)	0.2	0.9
Negative replacement value (NRV)	0.2	0.8
Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	55.3	63.6
Positive replacement value (PRV)	3.6	8.3
Negative replacement value (NRV)	3.1	7.8
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	21.9	29.9
Positive replacement value (PRV)	1.0	2.2
Negative replacement value (NRV)	1.0	1.7
Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	186.7	177.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	50.4	63.3
Positive replacement value (PRV)	1.6	3.9
Negative replacement value (NRV)	1.7	3.8
Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	82.4	88.6
Positive replacement value (PRV)	4.1	3.9
Negative replacement value (NRV)	1.6	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	62.8	71.2
Positive replacement value (PRV)	3.9	3.8
Negative replacement value (NRV)	1.5	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	62.8	71.2
Positive replacement value (PRV)	3.9	3.8
Negative replacement value (NRV)	1.5	2.3
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	19.6	17.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	19.6	17.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank
Fair value of derivative instruments
Notional amount	50,521.7	50,002.5
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	0 years 8 months 0 days
Bank | Trading | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	50,444.1	49,917.0
Positive replacement value (PRV)	833.3	925.3
Negative replacement value (NRV)	842.7	934.3
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	43,052.2	42,373.1
Positive replacement value (PRV)	701.1	729.0
Negative replacement value (NRV)	695.4	721.1
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,055.9	7,210.5
Positive replacement value (PRV)	2.6	4.5
Negative replacement value (NRV)	2.5	4.2
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	29,159.0	28,760.7
Positive replacement value (PRV)	635.8	658.2
Negative replacement value (NRV)	630.1	650.3
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,739.9	2,902.5
Positive replacement value (PRV)	62.4	65.9
Negative replacement value (NRV)	62.6	66.3
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,145.4	2,537.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	952.0	962.3
Positive replacement value (PRV)	0.3	0.4
Negative replacement value (NRV)	0.2	0.3
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,474.3	4,226.5
Positive replacement value (PRV)	63.4	76.0
Negative replacement value (NRV)	78.6	94.8
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,134.1	2,133.8
Positive replacement value (PRV)	21.6	29.7
Negative replacement value (NRV)	21.3	30.7
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,336.4	1,231.7
Positive replacement value (PRV)	32.1	34.0
Negative replacement value (NRV)	46.6	51.4
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	985.3	831.7
Positive replacement value (PRV)	9.7	12.3
Negative replacement value (NRV)	10.7	12.7
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	14.9	25.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	3.6	3.7
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	62.3	51.1
Positive replacement value (PRV)	1.5	2.3
Negative replacement value (NRV)	1.8	2.4
Bank | Trading | Not designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	29.1	16.3
Positive replacement value (PRV)	0.9	1.4
Negative replacement value (NRV)	1.2	1.4
Bank | Trading | Not designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	32.3	34.7
Positive replacement value (PRV)	0.6	0.9
Negative replacement value (NRV)	0.6	1.0
Bank | Trading | Not designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0.9	0.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	844.3	880.9
Positive replacement value (PRV)	30.3	39.4
Negative replacement value (NRV)	31.1	41.9
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	5.5	4.1
Positive replacement value (PRV)	0.6	0.9
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	211.1	211.5
Positive replacement value (PRV)	4.5	5.8
Negative replacement value (NRV)	5.9	5.8
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	215.1	241.5
Positive replacement value (PRV)	11.5	14.5
Negative replacement value (NRV)	11.1	14.9
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	74.4	57.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	338.2	366.0
Positive replacement value (PRV)	13.7	18.2
Negative replacement value (NRV)	14.1	21.2
Bank | Trading | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,694.5	2,042.8
Positive replacement value (PRV)	30.6	63.3
Negative replacement value (NRV)	29.8	60.0
Bank | Trading | Not designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	316.5	342.6
Positive replacement value (PRV)	6.4	15.3
Negative replacement value (NRV)	6.0	14.1
Bank | Trading | Not designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	2.2	8.7
Positive replacement value (PRV)	0.2	0.9
Negative replacement value (NRV)	0.2	0.8
Bank | Trading | Not designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	55.3	63.6
Positive replacement value (PRV)	3.6	8.3
Negative replacement value (NRV)	3.1	7.8
Bank | Trading | Not designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	21.9	29.9
Positive replacement value (PRV)	1.0	2.2
Negative replacement value (NRV)	1.0	1.7
Bank | Trading | Not designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	186.7	177.1
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Trading | Not designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	50.4	63.3
Positive replacement value (PRV)	1.6	3.9
Negative replacement value (NRV)	1.7	3.8
Bank | Hedging | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	77.6	85.5
Positive replacement value (PRV)	4.0	3.8
Negative replacement value (NRV)	1.4	2.1
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	58.0	67.9
Positive replacement value (PRV)	3.8	3.7
Negative replacement value (NRV)	1.3	2.1
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	58.0	67.9
Positive replacement value (PRV)	3.8	3.7
Negative replacement value (NRV)	1.3	2.1
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	19.6	17.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	19.6	17.4
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.1	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Precious metals products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Precious metals products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Precious metals products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Precious metals products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products:
Fair value of derivative instruments
Notional amount	0	0.2
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products: | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products: | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0.2
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products: | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Equity/Index-related products: | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products.
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products. | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products. | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products. | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products. | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Bank | Hedging | Designated for hedge accounting | Other products. | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0